Financial Risk Management	12 Months Ended
Dec. 31, 2022
Financial Risk Management
Financial Risk Management

6       Financial Risk Management

The Company has a risk management policy for regular monitoring and managing the nature and overall position of financial risks and to assess its financial results and impacts on its cash flows. Counterparty credit limits are also reviewed periodically or whenever the Company identifies significant changes in financial risk.

The economic and financial risks reflect the behavior of macroeconomic variables such as interest rates as well as other characteristics of the financial instruments maintained by the Company. These risks are managed through control and monitoring policies, specific strategies, and limits.

       Financial risk factors

The Company’s activities expose it to certain financial risks mainly related to market risk, credit risk and liquidity risk. Management and the Group’s Board of Directors monitor such risks in line with their capital management policy objectives.

This Note presents information on the Company’s exposure to each of the risks above, the objectives of the Company, measurement policies, and the Company’s risk and capital management process.

The Company has no derivative transactions.

  Market risk – cash flow interest rate risk

This risk arises from the possibility that the Company incurs losses because of interest rate fluctuations that increase finance costs related to financing and bonds raised in the market and obligations for acquisitions from third parties payable in installments. The Company continuously monitors market interest rates in order to assess the need to contract financial instruments to hedge against volatility of these rates. Additionally, financial assets also indexed to CDI and IPCA (broad consumer price index) partially mitigate any interest rate exposures. Interest rates contracted are as follows:

	December 31, 2022	December 31, 2021	Interest rate
Bonds
Private Bonds – 6th Issuance – series 2	53,688	104,844	CDI + 1.00% p.a.
Private Bonds – 6th Issuance – series 2	-	210,920	CDI + 1.70% p.a.
Private Bonds – 9th Issuance – series 2	259,843	-	CDI + 2.40% p.a.
Bonds – 1st Issuance - single	529,465	514,574	CDI + 2.30% p.a.
Financing and Lease Liabilities - Mind Makers	-	888	TJPLP + 5% p.a.
Financing and Lease Liabilities	140,563	160,542	IPCA
Accounts Payable for Business Combination and acquisition of associates	625,277	532,313	100% CDI
	1,608,836	1,524,081

b.   Credit risk

Credit risk arises from the potential default of a counterparty on an agreement or financial instrument, resulting in financial loss. The Company is exposed to credit risk in its operating activities (mainly in connection with trade receivables, see Note 10 and financial activities that include reverse factoring deposits with banks and other financial institutions and other financial instruments contracted.

The Company mitigates its exposure to credit risks associated with financial instruments, deposits in banks and short-term investments by investing in prime financial institutions and in accordance with limits previously set in the Company’s policy. See Notes 8 and 9.

To mitigate risks associated with trade receivables, the Company adopts a sales policy and an analysis of the financial and equity condition of its counterparties. The sales policy is directly associated with the level of credit risk the Company is willing to accept in the normal course of its business.

The diversification of its receivable’s portfolio, the selectivity of its customers, as well as the monitoring of sales financing terms and individual position limits are procedures adopted to minimize defaults or losses in the realization of trade receivables. Thus, the Company does not have significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics.

Furthermore, the Company reviews the recoverable amount of its trade receivables at the end of each reporting period to ensure that adequate credit losses are recorded (Note 10).

c.  Liquidity risk

In order to cover possible liquidity deficiencies or mismatches between cash and cash equivalents and short-term debt and financial obligations, the Company continues to operate with reverse factoring as long as this credit line is offered by banks and accepted by Company suppliers.

This is the risk of the Company not having enough funds and or bank credit limits to meet its short-term financial commitments, due to mismatching terms in expected receipts and payments.

The Company continuously monitors its cash balance and indebtedness level and implemented measures to allow access to the capital markets, when necessary. It also endeavors to assure they remain within existing credit limits. Management also continuously monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets, liabilities and takes into consideration its debt financing plans, covenant compliance, internal liquidity targets and, if applicable, regulatory requirements.

Cash surplus generated by the Company is handled in short-term deposits being those investments composed by enough liquidity thus providing to the Company the appropriate commitment with the going concern presumption.

On September 28, 2022 the Company’s subsidiary Somos Sistemas de Ensino S.A issued R$ 250,000 in private bonds, not convertible. The bonds are aimed to reinforce the Company’s capital structure, and lengthen the debt maturity profile, whose average term currently is 37 months from the issuance. On August 6, 2021 the Company’s subsidiary Somos Sistemas de Ensino S.A issued R$ 500,000 in simple debentures, not convertible. The debentures are aimed to reinforce the Company’s capital structure as well as extending the debt maturity profile, see Note 15.

The table below presents the maturity of the Company’s financial liabilities.

Financial liabilities by maturity ranges

December 31, 2022	Less than one year	Between one and two years	Over two years	Total
Bonds and financing (Note 15)	93,779	499,217	250,000	842,996
Lease Liabilities (Note 17)	23,151	22,921	94,491	140,563
Accounts Payable for business combination and acquisition of associates (Note 19)	73,007	389,186	163,084	625,277
Suppliers (Note 16)	250,647	-	-	250,647
Reverse Factoring (Note 16)	155,469	-	-	155,469
Other liabilities - related parties (Note 21)	54	-	-	54
	596,107	911,324	507,575	2,015,006

Financial liabilities by maturity ranges

The table below reflects the estimated interest rate based on CDI for 12 months (12.43% p.a) extracted from BACEN (Brazilian Central Bank) on December 31,2022. Amounts payable refer to principal and interest based on undiscounted contractual amounts and, therefore, do not reflect the financial position presented as of December 31, 2022:

December 31, 2022	Less than one year	Between one and two years	Over two years	Total
Bonds and financing	105,436	561,270	281,075	947,781
Lease Liabilities	26,029	25,770	106,236	158,035
Accounts Payable for business combination and acquisition of associates	82,082	437,562	183,355	702,999
Suppliers	281,802	-	-	281,802
Reverse Factoring	174,794	-	-	174,794
Other liabilities - related parties	61	-	-	61
	670,204	1,024,602	570,666	2,265,472

Capital management

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure of the Company, management can make, or may propose to the shareholders when their approval is required, adjustments to the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce, for example, debt.

The Company monitors capital based on the gearing ratio. This ratio corresponds to the net debt expressed as a percentage of total capitalization. Net debt comprises financial liabilities less cash and cash equivalents. Total capitalization is calculated as shareholders’ equity as shown in the consolidated balance sheet plus net debt.

The Company’s main capital management objectives are to safeguard its ability to continue as a going concern, optimize returns, allow consistency of operations to other stakeholders, and maintain an optimal capital structure reducing financial costs and maximizing the returns. In addition, the Company monitors financial leverage adequacy, and mitigates risks that may affect the availability of capital for Company development.

	December 31, 2022	December 31, 2021
Net debt (i)	1,969,241	1,518,247
Total shareholders' equity	4,629,679	4,665,209
Total capitalization (ii)	2,660,438	3,146,963
Gearing ratio - % - (iii)	74%	48%

(i)	Net debt comprises financial liabilities (note 7) net of cash and cash equivalents.
(ii)	Refers to the difference between Shareholders’ Equity and Net debt.
(iii)	The Gearing Ratio is calculated based on Net Debt/Total Capitalization.

Sensitivity analysis

The following table presents the sensitivity analysis of potential losses from financial instruments, according to Management’s assessment of relevant market risks presented above.

A probable scenario (Base scenario) over a 12-month horizon was used, with a projected rate of 12.43% p.a. as per DI Interest Deposit rate (“CDI”) reference rates disclosed by B3 S.A. (Brazilian stock exchange). Two further scenarios are presented, stressing, respectively, a 25% deterioration in scenario I and 50% deterioration in scenario II, of the projected rates.

	Index - % per year	Balance as of December 31, 2022	Base scenario	Scenario I	Scenario II
Financial Investments	103.40% of CDI	39,212	4,874	6,093	7,311
Marketable Securities	103.39% CDI	380,514	47,298	59,122	70,947
		419,726	52,172	65,215	78,258
Accounts Payable for Business Combination and acquisition of associates	100% of CDI	(625,277)	(77,722)	(97,152)	(116,583)
Lease liabilities	CDI + 1.28%	(140,563)	(17,472)	(21,840)	(26,208)
Bonds and financing	CDI + 1.66%	(842,996)	(104,784)	(130,981)	(157,177)
		(1,608,836)	(199,978)	(249,973)	(299,968)
Net exposure		(1,189,110)	(147,806)	(184,758)	(221,710)
Interest rate -% p.a	-	-	12.43%	15.54%	18.65%
Stressing scenarios	-	-	-	25%	50%